Reverse Recapitalization (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 13, 2024	Dec. 31, 2023
Reverse Recapitalization [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Net proceeds of business combination (in Dollars)		$ 1,100,000
Total transaction costs (in Dollars)		$ 5,345,222
Public Warrants [Member]
Reverse Recapitalization [Line Items]
Warrants issued		6,384,326
Private Placement Warrants [Member]
Reverse Recapitalization [Line Items]
Warrants issued		6,256,218
Transaction Proceeds [Member]
Reverse Recapitalization [Line Items]
Total transaction costs (in Dollars)		$ 5,300,000
Legacy Veea [Member]
Reverse Recapitalization [Line Items]
Additional shares of common stock	4,500,000	4,500,000
Common Stock [Member]
Reverse Recapitalization [Line Items]
Number of stock contingent right to receive additional shares	4,500,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 5